Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Schedule of accounts payable and accrued liabilities ? related party

Accounts payable and accrued liabilities — related party as of March 31, 2021 and December 31, 2020, consisted of the following (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Accounts payable	$362	$320
Accrued professional and legal fees	119	—
Accrued other operating costs	—	2
Total accounts payable and accrued liabilities – related party	$481	$322

Accounts payable and accrued liabilities – related party as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accounts payable	$320	$31
Accrued professional and legal fees	—	21
Accrued other operating costs	2	20
Accrued interest	—	3
Total accounts payable and accrued liabilities – related party	$322	$75